Zevenbergen Growth Fund
Schedule of Investments
As of March 31, 2022 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 99.8%
	CONSUMER DISCRETIONARY ― 39.5%
18,950	Airbnb, Inc. (a)	$3,254,852
1,245	Amazon.com, Inc. (a)	4,058,638
23,805	Chewy, Inc. (a)	970,768
3,855	MercadoLibre, Inc. (a)	4,585,445
5,400	Netflix, Inc. (a)	2,022,786
8,375	Tesla, Inc. (a)	9,024,900
69,815	The Trade Desk, Inc. (a)	4,834,689
71,150	Uber Technologies, Inc. (a)	2,538,632
		31,290,710
	FINANCIALS ― 4.9%
6,935	Coinbase Global, Inc. (a)	1,316,679
16,900	Silvergate Capital Corporation (a)	2,544,633
		3,861,312

	HEALTH CARE ― 10.7%
8,835	Castle Biosciences, Inc. (a)	396,338
34,835	Exact Sciences Corporation (a)	2,435,663
27,365	GoodRx Holdings, Inc. (a)	528,966
8,510	Seagen Inc. (a)	1,225,865
27,195	Teladoc Health, Inc. (a)	1,961,575
8,850	Veeva Systems Inc. (a)	1,880,271
		8,428,678
	INDUSTRIALS ― 5.7%
5,925	Axon Enterprise, Inc. (a)	816,050
7,050	Bill.com Holdings, Inc. (a)	1,598,870
15,650	Block, Inc. (a)	2,122,140
		4,537,060
	REAL ESTATE ― 2.4%
38,725	Zillow Group, Inc. Class C (a)	1,908,755

	TECHNOLOGY ― 36.6%
7,800	CrowdStrike Holdings, Inc. (a)	1,771,224
32,500	DoubleVerify Holdings, Inc. (a)	818,025
35,790	Global-E Online Ltd. ― ADR (a)	1,208,986
20,560	NVIDIA Corporation	5,610,002
16,155	Okta, Inc. (a)	2,438,759
6,635	Sea Limited ― ADR (a)	794,807
3,200	ServiceNow, Inc. (a)	1,782,048
5,500	Shopify Inc. ― ADR (a)	3,717,780
72,000	Snap Inc. (a)	2,591,280
11,700	Snowflake Inc. (a)	2,680,821
27,300	Sprout Social, Inc. (a)	2,187,276
7,590	Twilio Inc. (a)	1,250,908
17,300	Unity Software Inc. (a)	1,716,333
3,275	Zoom Video Communications, Inc. (a)	383,928
		28,952,177
	TOTAL COMMON STOCKS
	(Cost $59,836,802)	$78,978,692

	SHORT-TERM INVESTMENT ― 0.6%
493,258	First American U.S. Treasury Money Market Fund, Class Z, 0.16% (b)	493,258
	TOTAL SHORT-TERM INVESTMENT (Cost $493,258)	$493,258

	TOTAL INVESTMENTS ― 100.4% (Cost $60,330,060)	79,471,950
	Liabilities in Excess of Other Assets ― (0.4)%	(335,673)
	TOTAL NET ASSETS ― 100.0%	$79,136,277

ADR:	American Depository Receipt.
(a):	Non Income Producing.
(b):	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of March 31, 2022.

Valuation of Investments (Unaudited)

The Zevenbergen Growth Fund (“The Fund”) follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments.

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of March 31, 2022:

Zevenbergen Growth Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$78,978,692	$-	$-	$78,978,692
Short-Term Investment	493,258	-	-	493,258
Total	$79,471,950	$-	$-	$79,471,950

Please refer to the Schedule of Investments for further classification.